UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security	Shares	Value
Common Stocks ― 97.5%
Capital Markets ― 7.1%
Affiliated Managers Group Inc.	9,392	$1,605,938	*
Ameriprise Financial Inc.	18,425	2,010,720
Invesco Ltd.	74,500	2,326,635
T. Rowe Price Group Inc.	25,080	1,743,060
Total Capital Markets		7,686,353

Commercial Banks ― 48.0%
American River Bankshares	54,945	530,219	*(a)
Bank of America Corp.	120,000	1,869,600
Bank of the Ozarks Inc.	40,000	1,750,400
Banner Corp.	52,142	2,490,823
Bryn Mawr Bank Corp.	70,000	2,174,900
C1 Financial Inc.	60,000	1,143,000	*
Centerstate Banks Inc.	97,300	1,430,310
CIT Group Inc.	22,000	880,660
CoBiz Financial Inc.	185,000	2,406,850
Columbia Banking System Inc.	75,000	2,340,750
Comerica Inc.	48,550	1,995,405
Customers Bancorp Inc.	27,000	693,900	*
East West Bancorp Inc.	25,000	960,500
Farmers & Merchants Bank of Long Beach	200	1,208,600	(a)
First Connecticut Bancorp Inc.	45,000	725,400
First Financial Bancorp	27,000	515,160
First Foundation Inc.	40,000	910,800	*
Heritage Financial Corp.	113,000	2,126,660
Heritage Oaks Bancorp	176,500	1,404,940	(a)
JPMorgan Chase & Co.	63,310	3,860,011
MB Financial Inc.	64,000	2,088,960
Northrim Bancorp Inc.	44,100	1,275,813
Pacific Continental Corp.	135,000	1,796,850
People’s Utah Bancorp	65,000	1,060,150
PNC Financial Services Group Inc.	27,000	2,408,400
QCR Holdings Inc.	90,500	1,979,235	(a)
Royal Bank Of Canada	36,600	2,023,765
Sterling Bancorp	163,200	2,426,784
TCF Financial Corp.	60,000	909,600
US Bancorp	60,500	2,481,105
Webster Financial Corp.	62,895	2,240,949
Total Commercial Banks		52,110,499

Consumer Finance ― 2.8%
Discover Financial Services	58,000	3,015,420

Diversified Financial Services ― 1.3%
Intercontinental Exchange Inc.	6,000	1,409,940

Insurance ― 15.4%
ACE Ltd.	21,500	2,223,100
American Financial Group Inc.	28,650	1,974,272
AMERISAFE Inc.	50,000	2,486,500
Assurant Inc.	15,000	1,185,150
Brown & Brown Inc.	57,000	1,765,290
Hanover Insurance Group Inc.	26,000	2,020,200
HCC Insurance Holdings Inc.	35,000	2,711,450
MetLife Inc.	50,000	2,357,500
Total Insurance		16,723,462

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security	Shares	Value
IT Services ― 9.3%
Black Knight Financial Services Inc., Class A Shares	20,000	$651,000	*
Fiserv Inc.	24,840	2,151,392	*
Global Payments Inc.	25,000	2,868,250
Heartland Payment Systems Inc.	25,000	1,575,250
Visa Inc., Class A Shares	41,400	2,883,924
Total IT Services		10,129,816

Professional Services ― 1.9%
Verisk Analytics Inc., Class A Shares	28,500	2,106,435	*

Real Estate Investment Trusts (REITs) ― 3.7%
Crown Castle International Corp.	21,000	1,656,270
Simon Property Group LP	13,000	2,388,360
Total Real Estate Investment Trusts (REITs)		4,044,630

Thrifts & Mortgage Finance ― 8.0%
Alliance Bancorp Inc. of Pennsylvania	50,000	1,198,500	(a)
BofI Holding Inc.	9,000	1,159,470	*
EverBank Financial Corp.	70,000	1,351,000
Fox Chase Bancorp Inc.	90,000	1,562,400
Territorial Bancorp Inc.	65,000	1,692,600
WSFS Financial Corp.	60,000	1,728,600
Total Thrifts & Mortgage Finance		8,692,570

Total Investments ― 97.5% (Cost ― $71,287,690)		105,919,125
Other Assets in Excess of Liabilities ― 2.5%		2,679,009
Total Net Assets ― 100.0%		$108,598,134

Notes:
*	Non-income producing security
(a)	Illiquid securities at September 30, 2015; the aggregate value of these illiquid securities $6,321,494 or 5.8% of net assets

The cost basis of investment for federal income tax purposes at September 30, 2015, was as follows***:

Cost of Investments	$71,287,690
Gross Unrealized Appreciation	35,637,471
Gross Unrealized Depreciation	(1,006,036)
Net Unrealized Appreciation	$34,631,435

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Maryland Tax-Free Income Trust
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Municipal Bonds ― 98.0%
Education ― 20.8%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/2018	$115,000	$115,173
St. John’s College Facility	5.500%	10/1/2023	490,000	490,725
St. John’s College Facility	5.000%	10/1/2027	1,135,000	1,187,687
St. John’s College Facility	5.000%	10/1/2036	2,465,000	2,532,097
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/2018	500,000	522,500
Frostburg State University Project	4.000%	10/1/2019	500,000	522,495
Frostburg State University Project	4.000%	10/1/2020	500,000	523,480
Salisbury University Project	5.000%	6/1/2027	455,000	495,049
Senior Morgan State University Project	5.000%	7/1/2027	1,870,000	2,002,209
University of Maryland, College Park Projects	5.000%	7/1/2031	500,000	530,440
University of Maryland, College Park Projects	5.750%	6/1/2033	500,000	522,065
University of Maryland, College Park Projects	5.800%	6/1/2038	1,500,000	1,556,565
Maryland State EDC, Utility Infrastructure Revenue:
College of Notre Dame of Maryland	4.000%	10/1/2025	1,645,000	1,710,619
Johns Hopkins University	5.000%	7/1/2021	2,000,000	2,377,440
Maryland Institute College of Art	5.000%	6/1/2036	5,000,000	5,261,400
Maryland Institute College of Art	5.000%	6/1/2042	800,000	838,472
University of Maryland, College Park Project	5.000%	7/1/2016	3,700,000	3,823,728

Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/2031	3,500,000	3,580,325
Total Education				28,592,469

Health Care ― 12.6%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/2021	1,005,000	1,165,891
Helix Health Issue, AMBAC	5.250%	8/15/2038	3,000,000	3,509,010
Mercy Medical Center Inc.	5.500%	7/1/2042	3,445,000	3,608,844
Refunding, Mercy Ridge	4.750%	7/1/2034	3,200,000	3,244,032
Suburban Hospital	5.500%	7/1/2016	200,000	200,768
The Johns Hopkins Hospital Issue	0.000%	7/1/2019	4,000,000	3,470,720
University of Maryland Medical System	5.000%	7/1/2034	1,000,000	1,093,910
University of Maryland Medical System	5.125%	7/1/2039	1,000,000	1,087,880
Total Health Care				17,381,055

Housing ― 9.4%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/2029	2,490,000	2,575,905
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/2029	1,000,000	1,041,380
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/2039	1,980,000	2,050,171
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/2030	4,485,000	4,823,797
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/2030	1,000,000	1,075,540
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/2025	1,000,000	1,042,800
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/2027	290,000	293,190
Total Housing				12,902,783

Industrial Revenue ― 2.9%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/2029	565,000	588,329

Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/2015	320,000	321,283
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/2015	3,000,000	3,007,650
Total Industrial Revenue				3,917,262

1919 Maryland Tax-Free Income Trust
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Leasing ― 1.6%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/2019	$1,000,000	$1,003,280
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/2024	1,000,000	1,167,800
Total Leasing				2,171,080

Local General Obligation ― 5.3%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/2027	1,150,000	1,269,623
Baltimore County, Maryland, GO Bonds	4.000%	8/1/2023	1,270,000	1,404,671
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/2019	1,000,000	1,150,710
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/2029	3,000,000	2,983,560
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/2016	500,000	502,740
Total Local General Obligation				7,311,304

Power ― 2.7%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2016	2,000,000	1,294,580
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/2028	3,740,000	2,412,337
Total Power				3,706,917

Pre-Refunded/Escrowed to Maturity ― 21.7%
Anne Arundel County, Maryland, GO Bonds, Consolidate General Improvement Bonds	4.500%	3/1/2023	1,000,000	1,055,660	(a)
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/2026	1,000,000	1,036,620	(a)
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/2020	1,050,000	1,091,654	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/2024	3,800,000	4,568,474	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	1,485,000	1,654,468	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/2023	1,000,000	1,076,170	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/2029	2,000,000	2,420,140	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/2018	925,000	986,272	(b)
Howard County General Hospital Issue	5.500%	7/1/2021	2,230,000	2,340,095	(b)
Loyola College Issue	5.000%	10/1/2040	1,000,000	1,000,000	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/2019	1,000,000	1,034,660	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/2026	2,435,000	2,519,397	(a)
University of Maryland Medical System	5.000%	7/1/2041	1,000,000	1,035,040	(a)
Washington County Hospital Association	5.000%	1/1/2017	500,000	527,300	(b)
Washington County Hospital Issue	4.750%	1/1/2016	1,000,000	1,010,910	(b)
Washington County Hospital Issue	5.250%	1/1/2023	500,000	548,915	(a)
Washington County Hospital Issue	5.750%	1/1/2038	2,000,000	2,217,800	(a)
Washington County Hospital Issue	6.000%	1/1/2043	1,000,000	1,114,430	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	15,000	17,507	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/2021	2,500,000	2,617,200	(a)
Total Pre-Refunded/Escrowed to Maturity				29,872,712

Special Tax Obligation ― 3.4%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/2030	3,000,000	3,258,930
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2023	290,000	131,225
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/2028	1,985,000	856,031
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/2039	1,000,000	422,500
Total Special Tax Obligation				4,668,686

Transportation ― 4.2%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/2025	5,000,000	5,836,350
Total Transportation				5,836,350

1919 Maryland Tax-Free Income Trust
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Water & Sewer ― 13.3%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/2022	$1,910,000	$2,169,874
Water Projects, FGIC	5.000%	7/1/2024	1,890,000	2,096,615
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/2033	2,515,000	2,760,967
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/2016	1,650,000	1,704,549
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/2017	2,000,000	2,172,180
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2018	2,705,000	3,078,425
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/2019	3,665,000	4,325,470
Total Water & Sewer				18,308,080

Total Investments ― 98.0% (Cost ― $127,214,887)				134,668,698
Other Assets in Excess of Liabilities ― 2.0%				2,713,163
Total Net Assets ― 100.0%				$137,381,861

(a)
Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

AGM — Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC — American Municipal Bond Assurance Corporation — Insured Bonds
EDC — Economic Development Corporation
EDR — Economic Development Revenue
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company — Insured Bonds
GO — General Obligation
IDA — Industrial Development Authority
NATL — National Public Finance Guarantee Corporation — Insured Bonds

Ratings table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	13.3%
AA/Aa	33.9%
A	12.3%
BBB/Baa	21.8%
CC/Ca	3.8%
NR	14.9%
100.0%

*	As a percentage of total investments.
**
The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The cost basis of investment for federal income tax purposes at September 30, 2015, was as follows***:

Cost of Investments	$127,214,887
Gross Unrealized Appreciation	11,506,564
Gross Unrealized Depreciation	(4,052,753)
Net Unrealized Appreciation	$7,453,811

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. For the previous year’s income tax information, please refer to the Notes to Financial Statements sections in the Fund’s most recent semi-annual or annual report.

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security	Shares	Value
Common Stocks ― 65.7%
Cosumer Discretionary ― 9.0%
BorgWarner Inc.	42,850	$1,782,131
Target Corp.	23,045	1,812,720
TJX Cos Inc.	26,940	1,924,055
VF Corp.	32,700	2,230,467
Whirlpool Corp.	8,300	1,222,258
Yum! Brands Inc.	25,925	2,072,704
Total Consumer Discretionary		11,044,335

Consumer Staples ― 6.9%
Costco Wholesale Corp.	13,450	1,944,466
CVS Health Corp.	22,560	2,176,589
Estee Lauder Cos. Inc., Class A Shares	27,250	2,198,530
General Mills Inc.	16,370	918,848
PepsiCo Inc.	12,645	1,192,424
Total Consumer Staples		8,430,857

Energy ― 2.7%
FMC Technologies Inc.	34,530	1,070,430	*
National Oilwell Varco Inc.	23,980	902,847
Noble Energy Inc.	46,080	1,390,694
Total Energy		3,363,971

Financials ― 10.9%
ACE Ltd.	18,930	1,957,362
Crown Castle International Corp.	13,600	1,072,632
Discover Financial Services	37,900	1,970,421
Invesco Ltd.	36,840	1,150,513
Simon Property Group LP	6,580	1,208,878
SunTrust Banks Inc.	31,170	1,191,941
T. Rowe Price Group Inc.	14,220	988,290
US Bancorp	40,320	1,653,523
Wells Fargo & Co.	43,690	2,243,481
Total Financials		13,437,041

Health Care ― 11.7%
Alexion Pharmaceuticals Inc.	10,360	1,620,201	*
Cerner Corp.	36,990	2,217,921	*
CR Bard Inc.	8,630	1,607,855
Express Scripts Holding Co.	16,320	1,321,267	*
Gilead Sciences Inc.	12,200	1,197,918
Novo Nordisk A/S, ADR	33,620	1,823,549
Regeneron Pharmaceuticals Inc.	2,900	1,348,906	*
Shire PLC, ADR	6,250	1,282,687
UnitedHealth Group Inc.	17,210	1,996,532
Total Health Care		14,416,836

Industrials ― 6.2%
Danaher Corp.	22,570	1,923,190
Delta Air Lines Inc.	45,890	2,059,084
Illinois Tool Works Inc.	13,650	1,123,531
Quanta Services Inc.	43,900	1,062,819	*
Union Pacific Corp.	16,090	1,422,517
Total Industrials		7,591,141

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security			Shares	Value
Information Technology ― 13.9%
Apple Inc.			25,300	$2,790,590
Cognizant Technology Solutions, Class A Shares			35,140	2,200,115	*
eBay Inc.			52,540	1,284,078	*
Google Inc., Class A Shares			2,597	1,580,067	*
Google Inc., Class C Shares			1,820	1,161,833	*
Intuit Inc.			21,540	1,911,675
LinkedIn Corp., Class A Shares			8,770	1,667,440	*
PayPal Holdings Inc.			38,890	1,207,146	*
Visa Inc., Class A Shares			29,930	2,084,924
VMware Inc., Class A Shares			15,910	1,253,549	*
Total Information Technology				17,141,417

Materials ― 1.9%
Air Products & Chemicals Inc.			13,974	1,782,803
Potash Corp. of Saskatchewan Inc.			28,365	582,901
Total Materials				2,365,704

Telecommunication Services ― 0.7%
Verizon Communications Inc.			19,080	830,171

Utilities ― 1.8%
American Water Works Co. Inc.			39,180	2,158,034

Total Common Stocks (Cost ― $60,168,646)				80,779,507

		Maturity	Face
	Rate	Date	Amount	Value
Asset Backed Securities ― 0.5%
Nelnet Student Loan Trust, 2008-2 A4	2.026%	6/26/2034	$665,000	$681,205	(a)
Total Asset Backed Securities (Cost ― $690,992)				681,205

Collateralized Mortgage Obligations ― 0.9%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.989%	12/10/2049	23,827	23,858	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/2022	331,658	344,927
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	270,054	287,989
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	125,415	134,833
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/2036	50,792	51,697
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/2037	90,691	92,216
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	136,682	139,858
Total Collateralized Mortgage Obligations (Cost ― $1,078,783)				1,075,378

Corporate Bonds ― 19.5%
Consumer Discretionary ― 2.0%
Comcast Corp.	3.375%	2/15/2025	210,000	212,307
Comcast Corp.	5.650%	6/15/2035	600,000	693,137
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/2024	425,000	436,726
Ford Motor Credit Co. LLC	8.000%	12/15/2016	350,000	376,424
Scripps Networks Interactive Inc.	2.750%	11/15/2019	125,000	125,231
Viacom Inc.	2.500%	9/1/2018	150,000	150,897
Viacom Inc.	4.500%	3/1/2021	385,000	399,943
Total Consumer Discretionary				2,394,665

Consumer Staples ― 1.1%
CVS Health Corp.	3.875%	7/20/2025	260,000	268,544
PepsiCo Inc.	5.000%	6/1/2018	655,000	717,251
PepsiCo Inc.	3.100%	7/17/2022	390,000	399,791
Total Consumer Staples				1,385,586

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Energy ― 0.9%
FMC Technologies Inc.	2.000%	10/1/2017	$125,000	$124,699
ONEOK Partners LP	2.000%	10/1/2017	150,000	149,115
Petrobras International Finance Co.	3.500%	2/6/2017	675,000	602,438
Statoil ASA	3.125%	8/17/2017	190,000	196,844
Total Energy				1,073,096

Financials ― 8.2%
Aflac Inc.	4.000%	2/15/2022	400,000	426,945
Bank of America Corp.	1.350%	11/21/2016	600,000	600,808
Bank of Montreal	1.400%	9/11/2017	225,000	225,772
Bank of Nova Scotia	2.050%	10/7/2015	250,000	250,027
Bank of Nova Scotia	2.050%	10/30/2018	350,000	353,116
Barclays Bank PLC	5.000%	9/22/2016	435,000	451,371
BlackRock Inc.	4.250%	5/24/2021	400,000	441,950
Citigroup Inc.	5.500%	9/13/2025	325,000	354,181
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/2021	1,000,000	1,104,267
Digital Realty Trust LP.	5.250%	3/15/2021	125,000	136,251
Goldman Sachs Group Inc.	1.421%	11/15/2018	450,000	453,044	(a)
Government Properties Income Trust	3.750%	8/15/2019	160,000	164,215
HCP Inc.	2.625%	2/1/2020	750,000	748,171
Hospitality Properties Trust	4.650%	3/15/2024	300,000	300,906
Intercontinental Exchange Inc.	2.500%	10/15/2018	125,000	127,573
Intercontinental Exchange Inc.	4.000%	10/15/2023	300,000	312,718
JPMorgan Chase & Co.	6.000%	1/15/2018	200,000	218,606
Morgan Stanley	2.200%	12/7/2018	425,000	429,143
Morgan Stanley	5.000%	11/24/2025	220,000	234,376
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	540,000	753,536
NYSE Euronext	2.000%	10/5/2017	400,000	404,741
Simon Property Group LP	4.125%	12/1/2021	250,000	267,695
State Street Corp.	3.700%	11/20/2023	200,000	209,212
TD Ameritrade Holding Corp.	2.950%	4/1/2022	325,000	327,568
Toyota Motor Credit Corp.	2.000%	9/15/2016	400,000	404,739
Wells Fargo & Co.	4.600%	4/1/2021	380,000	417,318
Total Financials				10,118,249

Health Care ― 1.9%
Gilead Sciences Inc.	4.500%	4/1/2021	400,000	435,360
Gilead Sciences Inc.	3.650%	3/1/2026	375,000	377,222
Medtronic Inc.	4.125%	3/15/2021	500,000	543,049
Pfizer Inc.	1.100%	5/15/2017	475,000	475,989
UnitedHealth Group Inc.	1.400%	10/15/2017	125,000	125,740
Wyeth LLC	5.500%	2/15/2016	425,000	432,804
Total Health Care				2,390,164

Industrials ― 0.8%
Flowserve Corp.	4.000%	11/15/2023	150,000	153,232
Norfolk Southern Corp.	7.250%	2/15/2031	650,000	842,099
Total Industrials				995,331

Information Technology ― 3.1%
Altera Corp.	2.500%	11/15/2018	200,000	203,625
Apple Inc.	2.100%	5/6/2019	525,000	533,401
Cisco Systems Inc.	2.125%	3/1/2019	300,000	303,912
Intel Corp.	1.350%	12/15/2017	350,000	349,487
Intel Corp.	3.700%	7/29/2025	275,000	282,479
KLA-Tencor Corp.	4.125%	11/1/2021	420,000	427,586
Oracle Corp.	2.800%	7/8/2021	400,000	405,888

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

		Maturity	Face
Security	Rate	Date	Amount	Value
Information Technology ― continued
Priceline Group Inc.	3.650%	3/15/2025	$260,000	$258,939
QUALCOMM Inc.	3.450%	5/20/2025	650,000	614,522
Texas Instruments Inc.	1.650%	8/3/2019	400,000	398,570
Total Information Technology				3,778,409

Materials ― 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/2036	600,000	672,862

Telecommunication Services ― 0.9%
AT&T Inc.	3.400%	5/15/2025	550,000	526,035
Verizon Communications Inc.	2.086%	9/14/2018	175,000	180,060	(a)
Verizon Communications Inc.	6.350%	4/1/2019	400,000	456,117
Total Telecommunication Services				1,162,212

Total Corporate Bonds (Cost ― $23,274,354)				23,970,574

Mortgage Backed Securities ― 1.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/2019	120,464	127,026
Gold Pool G18082	5.000%	11/1/2020	91,252	97,026
Gold Pool G12379	4.500%	6/1/2021	104,282	108,772
Gold Pool J04311	6.000%	2/1/2022	55,692	61,318
Gold Pool C91417	3.500%	1/1/2032	231,644	245,242
Gold Pool A35826	5.000%	7/1/2035	165,524	182,209
Gold Pool G08112	6.000%	2/1/2036	191,507	218,302
Gold Pool G02564	6.500%	1/1/2037	85,906	98,548
Gold Pool G08179	5.500%	2/1/2037	85,353	94,621
Gold Pool A65694	6.000%	9/1/2037	70,546	79,569
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/2029	34	40
Pool 808156	4.500%	2/1/2035	33,511	36,322
Pool 891596	5.500%	6/1/2036	1,985	2,225
Pool 190375	5.500%	11/1/2036	13,645	15,301
Pool 916386	6.000%	5/1/2037	71,196	80,496
Pool 946594	6.000%	9/1/2037	85,868	96,930
Government National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/2035	280,007	313,994
Gold Pool 003922M	7.000%	11/20/2036	37,403	46,631
Total Mortgage Backed Securities (Cost ― $1,722,425)				1,904,572

Municipal Bonds ― 0.4%
Pennsylvania ― 0.4%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	390,000	432,771
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/2030	10,000	11,889	(b)
Total Municipal Bonds (Cost ― $404,377)				444,660

U.S. Government & Agency Obligations ― 8.6%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/2021	500,000	500,102
Federal Home Loan Bank (FHLB)	2.500%	7/5/2022	500,000	500,111
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	375,000	408,330
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	245,000	244,599
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/2022	1,700,000	1,751,867
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	303,000	438,170

1919 Socially Responsive Balanced Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
U.S. Government & Agency Obligations ― continued
United States Treasury Bonds	7.875%	2/15/2021	$425,000	$565,640
United States Treasury Bonds	7.250%	8/15/2022	450,000	612,275
United States Treasury Bonds	7.125%	2/15/2023	300,000	411,830
United States Treasury Bonds	6.250%	8/15/2023	165,000	218,295
United States Treasury Bonds	7.500%	11/15/2024	340,000	497,392
United States Treasury Bonds	6.875%	8/15/2025	100,000	143,648
United States Treasury Bonds	3.500%	2/15/2039	718,000	810,195
United States Treasury Bonds	4.375%	11/15/2039	204,000	261,849
United States Treasury Notes	3.625%	8/15/2019	210,000	229,401
United States Treasury Notes	2.625%	8/15/2020	2,629,000	2,782,718
United States Treasury Notes	3.125%	5/15/2021	150,000	162,686
Total U.S. Government & Agency Obligations (Cost ― $10,009,481)				10,539,108

Total Investments ― 97.1% (Cost ― $97,349,058)				119,395,004
Other Assets in Excess of Liabilities ― 2.9%				3,592,959
Total Net Assets ― 100.0%				$122,987,963

Notes:

*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is rate at period end.
(b)
Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:
ADR - American Depositary Receipts
GO - General Obligation
PAC - Planned Amortization Class

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2015, was as follows***:

Cost of investments	$97,349,058
Gross unrealized appreciation	27,625,840
Gross unrealized depreciation	(5,579,894)
Net unrealized appreciation	$22,045,946

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Variable Socially Responsive Balanced Portfolio SCHEDULE OF INVESTMENTS As of September 30, 2015 (Unaudited)

Security	Shares	Value
Common Stocks ― 66.1%
Consumer Discretionary ― 9.0%
BorgWarner Inc.	14,610	$607,630
Target Corp.	8,250	648,945
TJX Cos Inc.	9,020	644,208
VF Corp.	11,080	755,767
Whirlpool Corp.	2,970	437,362
Yum! Brands Inc.	7,450	595,628
Total Consumer Discretionary		3,689,540

Consumer Staples ― 6.8%
Costco Wholesale Corp.	4,470	646,228
CVS Health Corp.	7,510	724,565
General Mills Inc.	5,445	305,628
Estee Lauder Cos. Inc., Class A Shares	9,070	731,767
PepsiCo Inc.	4,215	397,474
Total Consumer Staples		2,805,662

Energy ― 3.0%
FMC Technologies Inc.	12,590	390,290	*
National Oilwell Varco Inc.	8,600	323,790
Noble Energy Inc.	16,530	498,875
Total Energy		1,212,955

Financials ― 11.3%
ACE Ltd.	6,710	693,814
Crown Castle International Corp.	4,620	364,380
Discover Financial Services	13,600	707,064
Invesco Ltd.	12,670	395,684
Simon Property Group LP	2,360	433,579
SunTrust Banks Inc.	10,720	409,933
T. Rowe Price Group Inc.	5,040	350,280
US Bancorp	13,870	568,809
Wells Fargo & Co.	13,750	706,062
Total Financials		4,629,605

Health Care ― 11.3%
Alexion Pharmaceuticals Inc.	3,110	486,373	*
Cerner Corp.	11,180	670,353	*
CR Bard Inc.	3,020	562,656
Express Scripts Holding Co.	5,470	442,851	*
Gilead Sciences Inc.	4,270	419,271
Novo Nordisk A/S, ADR	10,970	595,013
Regeneron Pharmaceuticals Inc.	870	404,672	*
Shire PLC, ADR	1,870	383,780
UnitedHealth Group Inc.	5,760	668,218
Total Health Care		4,633,187

Industrials ― 6.2%
Danaher Corp.	6,550	558,125
Delta Air Lines Inc.	13,350	599,014
Illinois Tool Works Inc.	4,900	403,319
Quanta Services Inc.	15,360	371,866	*
Union Pacific Corp.	6,780	599,420
Total Industrials		2,531,744

1919 Variable Socially Responsive Balanced Portfolio SCHEDULE OF INVESTMENTS As of September 30, 2015 (Unaudited)

Security	Shares	Value
Information Technology ― 14.3%
Apple Inc.	8,470	$934,241
Cognizant Technology Solutions, Class A Shares	11,730	734,415	*
eBay Inc.	17,590	429,900	*
Google Inc., Class A Shares	922	560,963	*
Google Inc., Class C Shares	640	408,557	*
Intuit Inc.	7,210	639,887
LinkedIn Corp., Class A Shares	3,310	629,330	*
PayPal Holdings Inc.	13,020	404,141	*
Visa Inc., Class A Shares	10,160	707,746
VMware Inc., Class A Shares	5,330	419,951	*
Total Information Technology		5,869,131

Materials ― 1.9%
Air Products & Chemicals Inc.	4,705	600,264
Potash Corp. of Saskatchewan Inc.	9,020	185,361
Total Materials		785,625

Telecommunication Services ― 0.7%
Verizon Communications Inc.	6,390	278,029

Utilities ― 1.6%
American Water Works Co. Inc.	11,650	641,682

Total Common Stocks (Cost ― $20,486,435)		27,077,160

		Maturity	Face
	Rate	Date	Amount	Value
Asset Backed Securities ― 0.6%
Nelnet Student Loan Trust, 2008-2 A4	2.026%	6/26/2034	$222,000	$227,410	(a)
Total Asset Backed Securities (Cost ― $229,612)				227,410

Collateralized Mortgage Obligations ― 0.5%
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.989%	12/10/2049	8,244	8,255	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/2038	81,016	86,397
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/2041	17,245	18,540
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/2036	58,755	59,802
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/2038	53,041	54,273
Total Collateralized Mortgage Obligations (Cost ― $228,055)				227,267

Corporate Bonds ― 18.5%
Consumer Discretionary ― 2.0%
Comcast Corp.	3.375%	2/15/2025	70,000	70,769
Comcast Corp.	5.650%	6/15/2035	200,000	231,046
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.450%	4/1/2024	150,000	154,138
Ford Motor Credit Co. LLC	8.000%	12/15/2016	115,000	123,682
Scripps Networks Interactive Inc.	2.750%	11/15/2019	40,000	40,074
Viacom Inc.	2.500%	9/1/2018	50,000	50,299
Viacom Inc.	4.500%	3/1/2021	125,000	129,852
Total Consumer Discretionary				799,860

Consumer Staples ― 1.2%
CVS Health Corp.	3.875%	7/20/2025	95,000	98,122
PepsiCo Inc.	5.000%	6/1/2018	245,000	268,285
PepsiCo Inc.	3.100%	7/17/2022	135,000	138,389
Total Consumer Staples				504,796

1919 Variable Socially Responsive Balanced Portfolio SCHEDULE OF INVESTMENTS As of September 30, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Energy ― 1.0%
FMC Technologies Inc.	2.000%	10/1/2017	$50,000	$49,880
ONEOK Partners LP	2.000%	10/1/2017	50,000	49,705
Petrobras International Finance Co.	3.500%	2/6/2017	250,000	223,125
Statoil ASA	3.125%	8/17/2017	70,000	72,521
Total Energy				395,231

Financials ― 7.8%
Aflac Inc.	4.000%	2/15/2022	130,000	138,757
Bank of America Corp.	1.350%	11/21/2016	200,000	200,269
Bank of Montreal	1.400%	9/11/2017	75,000	75,257
Bank of Nova Scotia	2.050%	10/7/2015	100,000	100,011
Bank of Nova Scotia	2.050%	10/30/2018	125,000	126,113
BlackRock Inc.	4.250%	5/24/2021	125,000	138,109
Citigroup Inc.	5.500%	9/13/2025	110,000	119,877
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.500%	1/11/2021	350,000	386,493
Digital Realty Trust LP.	5.250%	3/15/2021	50,000	54,501
Goldman Sachs Group Inc.	1.421%	11/15/2018	150,000	151,015	(a)
Government Properties Income Trust	3.750%	8/15/2019	55,000	56,449
HCP Inc.	2.625%	2/1/2020	250,000	249,390
Hospitality Properties Trust	4.650%	3/15/2024	100,000	100,302
Intercontinental Exchange Inc.	2.500%	10/15/2018	45,000	45,926
Intercontinental Exchange Inc.	4.000%	10/15/2023	125,000	130,300
JPMorgan Chase & Co.	6.000%	1/15/2018	75,000	81,977
Morgan Stanley	2.200%	12/7/2018	150,000	151,462
Morgan Stanley	5.000%	11/24/2025	70,000	74,574
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	200,000	279,088
NYSE Euronext	2.000%	10/5/2017	140,000	141,659
Simon Property Group LP	4.125%	12/1/2021	85,000	91,016
State Street Corp.	3.700%	11/20/2023	65,000	67,994
TD Ameritrade Holding Corp.	2.950%	4/1/2022	125,000	125,988
Wells Fargo & Co.	4.600%	4/1/2021	100,000	109,821
Total Financials				3,196,348

Health Care ― 1.7%
Gilead Sciences Inc.	4.500%	4/1/2021	125,000	136,050
Gilead Sciences Inc.	3.650%	3/1/2026	125,000	125,741
Medtronic Inc.	4.125%	3/15/2021	200,000	217,219
Pfizer Inc.	1.100%	5/15/2017	155,000	155,323
UnitedHealth Group Inc.	1.400%	10/15/2017	50,000	50,296
Total Health Care				684,629

Industrials ― 0.1%
Flowserve Corp.	4.000%	11/15/2023	50,000	51,077

Information Technology ― 3.2%
Altera Corp.	2.500%	11/15/2018	75,000	76,359
Apple Inc.	2.100%	5/6/2019	180,000	182,880
Cisco Systems Inc.	2.125%	3/1/2019	125,000	126,630
Intel Corp.	1.350%	12/15/2017	125,000	124,817
Intel Corp.	3.700%	7/29/2025	100,000	102,720
KLA-Tencor Corp.	4.125%	11/1/2021	135,000	137,438
Oracle Corp.	2.800%	7/8/2021	125,000	126,840
Priceline Group Inc.	3.650%	3/15/2025	85,000	84,653
QUALCOMM Inc.	3.450%	5/20/2025	215,000	203,265
Texas Instruments Inc.	1.650%	8/3/2019	150,000	149,464
Total Information Technology				1,315,066

1919 Variable Socially Responsive Balanced Portfolio SCHEDULE OF INVESTMENTS As of September 30, 2015 (Unaudited)
		Maturity	Face
Security	Rate	Date	Amount	Value
Materials ― 0.5%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/2036	$200,000.0	$224,287

Telecommunication Services ― 1.0%
AT&T Inc.	3.400%	5/15/2025	185,000	176,939
Verizon Communications Inc.	2.086%	9/14/2018	55,000	56,590	(a)
Verizon Communications Inc.	6.350%	4/1/2019	150,000	171,044
Total Telecommunication Services				404,573

Total Corporate Bonds (Cost ― $7,367,570)				7,575,867

Mortgage Backed Securities ― 1.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/2032	81,757	86,556
Gold Pool A35826	5.000%	7/1/2035	72,117	79,387
Gold Pool A49479	5.000%	6/1/2036	50,745	55,710
Gold Pool A65694	6.000%	9/1/2037	47,626	53,717
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/2018	30,087	31,275
Pool 896885	6.000%	6/1/2022	11,605	12,858
Pool 995262	5.500%	1/1/2024	42,944	47,154
Pool 891596	5.500%	6/1/2036	49,636	55,635
Pool 900936	6.500%	2/1/2037	12,029	13,754
Pool 946594	6.000%	9/1/2037	52,617	59,395
Total Mortgage Backed Securities (Cost ― $449,485)				495,441

U.S. Government & Agency Obligations ― 9.7%
Federal Farm Credit Bank (FFCB)	2.070%	9/27/2021	125,000	125,025
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/2019	120,000	130,666
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/2019	75,000	74,877
Federal Home Loan Mortgage Corp (FHLMC)	2.375%	1/13/2022	560,000	577,086
Federal National Mortgage Association (FNMA)	1.150%	12/12/2018	150,000	150,034
Federal National Mortgage Association (FNMA)	6.625%	11/15/2030	365,000	527,829
United States Treasury Bonds	7.875%	2/15/2021	140,000	186,329
United States Treasury Bonds	7.250%	8/15/2022	150,000	204,092
United States Treasury Bonds	7.125%	2/15/2023	100,000	137,277
United States Treasury Bonds	6.250%	8/15/2023	50,000	66,150
United States Treasury Bonds	7.500%	11/15/2024	110,000	160,921
United States Treasury Bonds	6.875%	8/15/2025	50,000	71,824
United States Treasury Bonds	3.500%	2/15/2039	176,000	198,599
United States Treasury Bonds	4.375%	11/15/2039	242,000	310,625
United States Treasury Notes	4.250%	11/15/2017	135,000	145,115
United States Treasury Notes	2.250%	11/30/2017	70,000	72,307
United States Treasury Notes	3.625%	8/15/2019	190,000	207,553
United States Treasury Notes	2.625%	8/15/2020	545,000	576,866
United States Treasury Notes	3.125%	5/15/2021	50,000	54,228
Total U.S. Government & Agency Obligations (Cost ― $3,678,600)				3,977,403

Total Investments ― 96.6% (Cost ― $32,439,757)				39,580,548
Other Assets in Excess of Liabilities ― 3.4%				1,379,522
Total Net Assets ― 100.0%				$40,960,070

1919 Variable Socially Responsive Balanced Portfolio SCHEDULE OF INVESTMENTS As of September 30, 2015 (Unaudited)
Notes:

*       Non-income producing security.
(a)    Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule: ADR - American Depositary Receipts

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investment for federal income tax purposes at September 30, 2015, was as follows***:

Cost of investments	$32,439,757
Gross unrealized appreciation	9,041,957
Gross unrealized depreciation	(1,901,166)
Net unrealized appreciation	$7,140,791

*** Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

1919 Funds
Schedule of Investments (continued)
September 30, 2015 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the “Adviser” or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$105,919,125	$—	$—	$105,919,125
Total long-term investments	105,919,125	—	—	105,919,125
Total investments	$105,919,125	$—	$—	$105,919,125

1919 MARYLAND TAX-FREE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Municipal Bonds	$—	$134,668,698	$—	$134,668,698
Total long-term investments	—	134,668,698	—	134,668,698
Total investments	$—	$134,668,698	$—	$134,668,698

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$80,779,507	$—	$—	$80,779,507
Asset-Backed Securities	—	681,205	—	681,205
Collateralized Mortgage Obligations	—	1,075,378	—	1,075,378
Corporate Bonds & Notes	—	23,970,574	—	23,970,574
Mortgage-Backed Securities	—	1,904,572	—	1,904,572
Municipal Bonds	—	444,660	—	444,660
U.S. Government & Agency Obligations	—	10,539,108	—	10,539,108
Total long-term investments	$80,779,507	$38,615,497	$—	$119,395,004
Total investments	$80,779,507	$38,615,497	$—	$119,395,004

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$27,077,160	$—	$—	$27,077,160
Asset-Backed Securities	—	227,410	—	227,410
Collateralized Mortgage Obligations	—	227,267	—	227,267
Corporate Bonds & Notes	—	7,575,867	—	7,575,867
Mortgage-Backed Securities	—	495,441	—	495,441
U.S. Government & Agency Obligations	—	3,977,403	—	3,977,403
Total long-term investments	$27,077,160	$12,503,388	$—	$39,580,548
Total investments	$27,077,160	$12,503,388	$—	$39,580,548

* See Schedule of Investments for additional detailed categorizations.

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/	Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date		November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date		November 30, 2015